Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Results of operating segments

For the years ended	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
December 31, 2024
Insurance revenue:
Annuities	$2,063	$307	$—	$25	$—	$—	$2,395
Life insurance	2,324	2,008	—	1,279	9	—	5,620
Health insurance	4,391	9,981	—	250	—	—	14,622
Total Insurance revenue	8,778	12,296	—	1,554	9	—	22,637
Net investment income (loss)	5,039	316	281	1,648	233	(102)	7,415
Fee income	1,771	489	6,391	329	162	(561)	8,581
Segment revenue(1)	15,588	13,101	6,672	3,531	404	(663)	38,633
Expenses:
Insurance service expenses	7,309	11,345	—	974	3	—	19,631
Reinsurance contract held net (income) expenses	4	(145)	—	56	—	—	(85)
Insurance finance (income) expenses from insurance contracts issued	3,843	63	—	1,233	—	—	5,139
Reinsurance finance (income) expenses	81	(121)	—	(11)	—	—	(51)
(Decrease) increase in investment contract liabilities	390	—	—	3	—	—	393
Other income(2)	—	—	(163)	—	—	—	(163)
Interest expenses	262	116	172	105	123	(114)	664
Operating expenses and commissions	1,989	1,127	4,596	701	902	(549)	8,766
Total expenses(1)	13,878	12,385	4,605	3,061	1,028	(663)	34,294
Income (loss) before income taxes	1,710	716	2,067	470	(624)	—	4,339
Less: Income tax expense (benefit)	395	133	411	124	(23)	—	1,040
Total net income (loss)	1,315	583	1,656	346	(601)	—	3,299
Less:
Net income (loss) allocated to the participating account	98	27	—	(83)	—	—	42
Net income (loss) attributable to non-controlling interests	—	—	128	—	—	—	128
Shareholders' net income (loss)	$1,217	$556	$1,528	$429	$(601)	$—	$3,129
December 31, 2023
Insurance revenue:
Annuities	$1,916	$222	$—	$22	$98	$—	$2,258
Life insurance	2,165	1,999	—	1,210	(18)	—	5,356
Health insurance	4,084	9,500	—	153	5	—	13,742
Total Insurance revenue	8,165	11,721	—	1,385	85	—	21,356
Net investment income (loss)	7,514	1,321	187	2,347	312	(95)	11,586
Fee income	1,483	458	5,953	300	141	(503)	7,832
Segment revenue(1)	17,162	13,500	6,140	4,032	538	(598)	40,774
Expenses:
Insurance service expenses	6,855	10,522	—	972	101	—	18,450
Reinsurance contract held net (income) expenses	164	(100)	—	7	(2)	—	69
Insurance finance (income) expenses from insurance contracts issued	6,415	1,250	—	1,897	113	—	9,675
Reinsurance finance (income) expenses	2	(57)	—	(4)	—	—	(59)
(Decrease) increase in investment contract liabilities	326	—	—	5	—	—	331
Other income	(102)	—	—	—	(67)	—	(169)
Interest expenses	160	107	158	74	149	(96)	552
Operating expenses and commissions	1,751	1,031	4,480	489	746	(502)	7,995
Total expenses(1)	15,571	12,753	4,638	3,440	1,040	(598)	36,844
Income (loss) before income taxes	1,591	747	1,502	592	(502)	—	3,930
Less: Income tax expense (benefit)	275	148	309	(10)	(261)	—	461
Total net income (loss)	1,316	599	1,193	602	(241)	—	3,469
Less:
Net income (loss) allocated to the participating account	64	23	—	91	—	—	178
Net income (loss) attributable to non-controlling interests	—	—	126	—	—	—	126
Shareholders' net income (loss)	$1,252	$576	$1,067	$511	$(241)	$—	$3,165
(1)    Segment revenue and Total expenses exclude Investment result for insurance contracts for account of segregated fund holders.
(2)    Relates to the early termination of a distribution agreement. We recognized income of $163 (pre-tax) and $46 (net of taxes, NCI impact and others).
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2024
Total general fund assets	$120,987	$37,006	$11,066	$43,158	$10,044	$(326)	$221,935
Investments for account of segregated fund holders	$140,900	$429	$—	$7,457	$—	$—	$148,786
Total general fund liabilities	$114,300	$30,495	$7,858	$37,780	$5,699	$(326)	$195,806
As at December 31, 2023
Total general fund assets	$114,838	$34,820	$9,979	$37,405	$8,804	$(1,057)	$204,789
Investments for account of segregated fund holders	$120,963	$414	$—	$7,075	$—	$—	$128,452
Total general fund liabilities	$107,629	$28,860	$7,434	$31,866	$5,857	$(1,057)	$180,589

Schedule of Disclosure of geographical areas
The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2024	2023	2024	2023
Revenue:
United States	$5,995	$5,438	$180	$92
United Kingdom	245	262	—	259
Canada	282	327	53	57
Other countries	150	113	171	130
Segment revenue	$6,672	$6,140	$404	$538

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2024	2023	2024	2023
Total general fund assets:
United States	$9,027	$8,118	$5,161	$4,973
United Kingdom	1,047	935	—	—
Canada	785	658	4,758	3,643
Other countries	207	268	125	188
Total general fund assets	$11,066	$9,979	$10,044	$8,804